Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Capital, Share Premium, Reserves
Opening value at January 1			€ 137	€ 176
Currency translation differences	€ (82)	€ (50)	(22)	(78)
Ending value at, total other comprehensive income	115	98	115	98
Currency translation reserve
Capital, Share Premium, Reserves
Opening value at January 1			54	174
Currency translation differences			(22)	(78)
Ending value at, total other comprehensive income	32	96	32	96
Post-employment benefit obligations
Capital, Share Premium, Reserves
Opening value at January 1			83	2
Ending value at, total other comprehensive income	€ 83	€ 2	€ 83	€ 2